Schedule I, Condensed Financial Statements	12 Months Ended
Dec. 31, 2019
Schedule I, Condensed Financial Statements [Abstract]
Schedule I, Condensed Financial Statements
Appendices
Appendix V (Schedule I)
Condensed Financial Statements of Atlantica Yield plc
Condensed statements of financial position of Atlantica Yield Plc.
– Amounts in thousands of usd –

	As of December 31,
	2019	2018
Assets
Investment in affiliates	1,909,066	1,883,964
Loans to affiliates	500,871	605,778
Cash and cash equivalents	66,013	106,734
Other assets	61,161	8,458
Total assets	2,537,111	2,604,934
Liabilities and Equity
Borrowings	695,874	426,748
Notes and bonds	27,917	257,325
Amounts owed to affiliates	192,601	138,222
Other Liabilities	7,205	13,493
Total Liabilities	923,597	835,788
Common Stock	10,160	10,022
Additional paid-in capital	1,011,743	1,481,881
Distributable reserves	889,056	548,059
Other reserves	(637)	-
Retained earnings	(296,808)	(270,816)
Total shareholders’s equity	1,613,514	1,769,146
Total liabilities and equities	2,537,111	2,604,934

Condensed income statements of Atlantica Yield, Plc.
– Amounts in thousands of usd –

	For the year ended December 31,
	2019	2018	2017
Income from
Services	49,622	54,743	123,944
Other financial income	12,772	4,334	17,419
Total income	62,394	59,077	141,363
Expenses
Other operating expenses	(26,120)	(189,116)	(21,173)
Interests Credit entities	(46,781)	(42,321)	(46,292)
Other financial expenses	(15,485)	(12,083)	(21,333)
Total expenses	(88,386)	(243,520)	(88,798)
Income/(Loss) before income taxes	(25,992)	(184,443)	52,565
Income tax benefits/(expense)	-	-	-
Profit/(Loss) for the year	(25,992)	(184,443)	52,565

Other comprehensive income statement of Atlantica Yield, Plc.
– Amounts in thousands of usd –

	For the year ended December 31,
	2019	2018	2017

Profit/(loss) for the year	(25,992)	(184,443)	52,565
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(457)	147	(13,666)
Net income/(expenses) recognized directly in equity	(457)	147	(13,666)
Cash flow hedges	(180)	(328)	(32)
Transfer to income statement	(180)	(328)	(32)
Other comprehensive income/(loss) for the year	(637)	(181)	(13,698)
Total comprehensive income/(loss) for the year	(26,629)	(184,624)	38,867

Condensed cash flow statements of Atlantica Yield, Plc.
– Amounts in thousands of usd –

	For the year ended December 31,
	2019	2018	2017
Cash Flow from operating activities	(48,502)	(30,571)	34,937
Cash Flow—investing activities
Decrease (increase) in investment and advance to affiliates	91,181	66,069	151,033

Net decrease (increase) in other assets	-	-	-

Cash (used for)/provided by investing activities	91,181	66,069	151,033
Cash Flow—financing activities
Net increase/(decrease) in borrowings and other liabilities	45,601	56,000	(64,754)

Dividend paid to shareowner	(159,002)	(133,289)	(94,845)

Capital increase and other	30,000	-	-

Cash from financing activities	(83,401)	(77,289)	(159,599)

Increase (decrease) in cash and cash equivalents during the year	(40,721)	(41,791)	26,371

Cash and cash equivalent at the beginning of the year	106,734	148,525	122,154

Cash and cash equivalent at the end of the year	66,013	106,734	148,525

Notes to the Condensed Financial Statements

Schedule I has been provided pursuant to the requirements of Rule 12- 04(a) of Regulation S-X, of the US Securities and Exchange Commission (SEC) which require condensed financial information as to the financial position, change in financial position, results of operations of Atlantica Yield plc, other comprehensive income statement and cash flow statement as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplemental information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

Basis of Presentation.

a)
The presentation of Atlantica Yield plc stands alone condensed financial statement has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, the Company records its investment in subsidiaries under the cost method of accounting and that financial income from credits to companies in the group are recorded under Income from services, given that the company is a holding and this type of service is part of its primary activity. Such investments are presented on the statements of financial position as “Investment in and loans to affiliates” at cost less any identified impairment loss.

b)
As of December 31, 2019, 2018 and 2017 there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.

c)
For the year ended December 31, 2019 and 2018, no cash dividend has been declared to the Company by its consolidated subsidiaries or associated. For the year ended December 2017, cash dividend of $10,383 thousand were declared to the Company by its consolidated subsidiaries or associates.

Reconciliation of the stand-alone to consolidated financial statements of Atlantica Yield Plc.

Profit/(Loss) Reconciliation	For the year ended December 31,
	2019	2018	2017
Stand-alone—IFRS profit/(loss) for the period	(25,992)	(184,443)	52,565
Additional profit/(loss) if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	88,127	226,039	(164,369)
Consolidated IFRS profit/(loss) for the period attributable to Atlantica Yield plc	62,135	41,596	(111,804)

Equity Reconciliation	As of December 31,
	2019	2018	2017

Stand-alone—IFRS shareholders equity	1,613,514	1,769,146	2,087,059
Additional shareholders equity if subsidiaries had been accounted for using the equity method of accounting as opposed to cost method	101,342	(13,034)	(191,606)
Consolidated IFRS shareholders equity	1,714,856	1,756,112	1,895,453